ORGANIZATION AND BASIS OF PRESENTATION - Contractual Agreements (Details) - BEST Technology ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Loan Agreements
Contractual Agreements
Interest-free loans	¥ 13,780
Exclusive Technical Support and Service Agreement
Contractual Agreements
Agreement term	20 years
Proxy Agreement
Contractual Agreements
Agreement term	20 years